Income Tax - Schedule of Reconciliation of Combined Federal and Provincial Corporate Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense Benefits [line items]
Net Loss before income taxes	$ (22,639,272)	$ (33,586,984)
Income taxes at statutory rates	(5,999,407)	(8,900,551)
Tax effect of expenses not deductible for income tax purposes:
Tax/FX rate changes and other adjustments		(27,053)
Permanent differences	(4,374,564)	3,975,072
Unrecognized share issue costs	(354,072)	(554,252)
Total tax recovery	(10,728,043)	(5,506,784)
Tax recovery not recognized	10,728,043	5,506,784
Tax expense (income), net	$ 0	$ 0